OTHER RECEIVABLES AND PREPAYMENTS (Tables)	12 Months Ended
Sep. 30, 2012
Prepaid Expenses and Other Current Assets Disclosure [Abstract]
Schedule of Other Current Assets [Table Text Block]

Other receivables and prepayments consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Advances to employees	449	663
Deposits on projects	560	159
Prepayment to suppliers	763	265
Total	1,772	1,057